Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net profit/(loss)	$ (6,120)	$ (8,845)	$ (16,704)
Adjustments to reconcile net income to net cash provided by/(used in) operating activities
Depreciation and amortization	1,347	1,662	309
Deferred tax			12
Bad debt provision
Impairment of long-lived assets	138	951	135
Loss on disposal of property and equipment	402	718
Share-based payment	2,641	1,060	14,457
Disposal of construction in progress			228
Changes in fair value of crypto assets	(785)
(Gain)/Loss from disposal of subsidiaries	(48)
ROU amortization	221	159	8
Changes in operating assets and liabilities
Accounts receivable	686	(366)	(1,122)
Crypto assets	(1,300)	(37)	(83)
Deposits, prepayments and other current assets	(277)	797	(640)
Amount due from related parties			647
Accounts payable	(119)	(1,096)	1,213
Inventories	106	30	721
Change in lease liability	(219)	(185)	(7)
Income tax payable			(36)
Advance from customers		(59)	69
Amount due to related parties			30
Other payables and accrued liabilities, accrued payroll	202	278	(220)
Net cash provided by/(used in) operating activities	(3,125)	(4,933)	(983)
Cash flows from investing activities
Proceed from sale of property and equipment	115	60
Purchase of property and equipment	(5,049)	(1,872)	(3,970)
Changes in Stablecoin	(69)	(12)
Investment in Crypto assets	106	(4,600)
Net cash used in investing activities	(4,897)	(6,424)	(3,970)
Cash flows from financing activities
Reverse recapitalization	9	18,533
Proceeds from issuance of Preferred Shares			8,191
Net cash provided by financing activities	9	18,533	8,191
Effect of exchange rate changes	(26)	(438)	(61)
Net increase in cash and cash equivalents	(8,039)	6,738	3,177
Cash and cash equivalents at beginning of the year	11,215	4,477	1,300
Cash and cash equivalents at end of the year	3,176	11,215	4,477
Supplemental disclosure of non-cash financing activities:
Obtaining a ROU asset in exchange for a lease liabilities	$ 622	$ 514	$ 44